Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents and Restricted Cash [abstract]
Schedule Of Cash and Cash Equivalents and Restricted Cash

At December 31,	2018	2017
Cash and cash equivalents	$7,561	$21,511
Restricted cash	935	435
Restricted cash – non-current	241	468
Total	$8,737	$22,414